Accounts Receivable, Net (Details Narrative) - USD ($) $ in Millions	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Credit Loss [Abstract]
Allowance for doubtful accounts	$ 0.3	$ 0.2	$ 0.1